Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues, net	$ 770,885	$ 842,681
Costs of goods sold	408,519	435,668
Gross profit	362,366	407,013
Operating expenses:
Selling, general and administrative	299,172	350,653
Impairment loss	151,017	140,655
Total operating expenses	450,189	491,308
Loss from operations	(87,823)	(84,295)
Other expense, net:
Interest expense, net	(60,819)	(57,837)
Other income, net	1,740	15,227
Total other expense, net	(59,079)	(42,610)
Loss before income taxes	(146,902)	(126,905)
Income tax expense	(32,950)	(88,938)
Net loss	(179,852)	(215,843)
Net loss attributable to non-controlling interests, net of tax	(4,330)	(3,796)
Net loss attributable to Cresco Labs Inc.	$ (175,522)	$ (212,047)
Earnings per share [abstract]
Diluted loss per share (in dollars per share)	$ (0.54)	$ (0.71)
Basic loss per share (in dollars per share)	$ (0.54)	$ (0.71)
Basic weighted average number of shares outstanding (in shares)	323,819,766	298,161,665
Diluted weighted average number of shares outstanding (in shares)	323,819,766	298,161,665